SUMMARY OF CRITICAL ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Accumulated deficit	$ 3,856,446		$ 3,856,446		$ 1,908,287	$ 1,096,594
Property, Plant and Equipment, Useful Life					3 years
Share based compensation	339,880		927,961	$ 102,600	$ 180,600
Income Tax Examination, Penalties and Interest Expense					0
Deferred offering costs	$ 166,806		$ 166,806
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive options					37,000,000